Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant Timing for Equity Awards
As discussed above, we grant equity awards on a quarterly basis at regular meetings of the Compensation Committee, which are typically scheduled well in advance.
We typically grant equity awards during an “open trading window” under our Insider Trading Policy. We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, or other significant news events. We similarly do not time the public release of such information based on equity award grant dates.
During fiscal year 2026, we did not grant any option awards during the period beginning four business days before and ending one business day after the filing of a period report on Form
10-Q
or Form
10-K
or the filing or furnishing of a Current Report on Form
8-K,
and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false